COMMON STOCK (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Jun. 14, 2019	Jul. 25, 2019	Jun. 30, 2019	Jun. 28, 2019	Jun. 05, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Warrants Exercised									195,000
Common share value for services						$ 9,550	$ 27,500	$ 77,550	$ 7,320
Common stock and warrants issued for cash, Amount									$ 1,166,063
Common shares issued, shares							271,428
Class of warrants or rights issued							121,329
Common stock and warrants issued, value							$ 95,000
Chief Financial Officer [Member]
Amount of accrued fees converted					$ 99,000
Conversion price					$ 0.1548
Common stock shares issued upon conversion of accrued fees					639,536
Consulting agreement [Member]
Common share value for services	$ 9,550						$ 27,500
Common shares issued for services, shares	50,000						70,000
Warrant [Member]
Warrants Exercised						(21,427)	360,714	1,665,710	(514,361)
Warrants granted, shares								1,665,710	1,939,794
Common shares issued upon exercise of warrants							360,714
Common shares issued upon exercise of warrants, value							$ 18,035
Three Officers [Member]
Common share value for services							$ 43,895	$ 130,536	$ 131,115
Common shares issued for services, shares							87,788	600,418	520,108
Fifteen Individuals [Member]
Common share value for services				$ 25,721
Common shares issued, shares								1,277,142
Common shares issued, amount								$ 393,000
Warrants granted, shares								237,747
Common stock description								The warrants vest immediately and terminate in one year with conversion price from $0.05-$0.50
Common shares issued for services, shares				137,872
Fifteen Individuals [Member] | Minimum [Member]
Conversion price								$ 0.05
Fifteen Individuals [Member] | Maximum [Member]
Conversion price								$ 0.50
17 Individuals [Member]
Common share value for services	$ 9,550
Common stock and warrants issued for cash, Amount									$ 1,166,063
Common shares issued, shares									3,331,598
Common shares issued for services, shares	50,000
Exercise price per share									$ 0.35
17 Individuals [Member] | Warrant [Member]
Number of exercisable shares									1,665,566
17 Individuals [Member] | Warrant [Member] | Minimum [Member]
Exercise price per share									$ 0.05
17 Individuals [Member] | Warrant [Member] | Maximum [Member]
Exercise price per share									$ 0.10
One Individual [Member]
Warrants Exercised			21,427
Common shares issued, shares								1,000,000
Common shares issued, amount								$ 250,000
Proceeds from exercise of warrants			$ 1,071
Exercise price of warrants			$ 0.05
Three Individuals [Member]
Common share value for services									$ 7,320
Common shares issued for services, shares									45,000
Independent Director [Member]
Common share value for services									$ 11,000
Common shares issued for services, shares									50,000
Six Individuals [Member]
Common share value for services		$ 110,000						$ 77,900
Common shares issued for services, shares		110,000						350,000
11 Individuals [Member]
Common stock and warrants issued for cash, Shares									514,361